Material accounting estimates and judgments - Narrative (Details) $ in Thousands	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) unit	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($) unit	Dec. 31, 2021 USD ($)
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		42		42
Property, plant and equipment, net	$ 1,549,565		$ 1,565,355		$ 1,422,623
Argentina
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		10		10
Argentina | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	9,800	$ 14,767		$ 14,721
Property, plant and equipment, net	148,900
Brazil
Disclosure of information for cash-generating units [line items]
Number of cash-generating units | unit		2		2
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	4,500	$ 4,360		$ 4,039
Property, plant and equipment, net	$ 648,000